Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations	12 Months Ended
Dec. 31, 2022
Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations Disclosure [Abstract]
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations
33.	Result from non-current assets and disposal groups held for sale not admissible as discontinued operations:

	2022	2021	2020
	MCh$	MCh$	MCh$

Net income from assets received in payment or adjudicated in judicial auction
Gain (loss) on sale of assets received in lieu of payment or foreclosed at judicial auction	4,053	1,837	3
Other income from assets received in payment or foreclosed at judicial auction	195	231	87
Provisions for adjustments to net realizable value of assets received in lieu of payment or foreclosed at judicial auction	(620)	(205)	(1,539)
Charge-off assets received in lieu of payment or foreclosed at judicial auction	(38)	(418)	—
Expenses to maintain assets received in lieu of payment or foreclosed at judicial auction	(1,077)	(813)	(1,021)
Non-current assets held for sale
Investments in other companies	(435)	—	—
Intangible assets	—	—	—
Property and equipment	1,043	214	30
Assets for recovery of assets transferred in financial leasing operations	1,727	1,140	1,423
Other assets	—	—	—
Disposal groups held for sale	—	—	—
Total	4,848	1,986	(1,017)